Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 37,645	$ 6,440,616	$ (734,443)	$ 181,016		$ 5,924,834
Beginning balance, shares at Dec. 31, 2020	376,452,047
Forfeiture of common stock	$ (8,599)	8,599
Forfeiture of common stock, shares	(85,992,000)
Net loss			(2,524,244)		(436)	(2,524,680)
Contributions from non-controlling interest shareholders					97	97
Ending balance, value at Dec. 31, 2021	$ 29,046	6,449,215	(3,258,687)	93,398	(336)	3,312,636
Ending balance, shares at Dec. 31, 2021	290,460,047
Forfeiture of common stock	$ (21,501)	21,501
Forfeiture of common stock, shares	(215,008,035)
Net loss			(299,097)		651	(298,446)
Foreign currency translation adjustment				(12,023)	1	(12,022)
Ending balance, value at Mar. 31, 2022	$ 7,545	6,470,716	(3,557,784)	81,375	316	3,002,168
Ending balance, shares at Mar. 31, 2022	75,452,012
Beginning balance, value at Dec. 31, 2021	$ 29,046	6,449,215	(3,258,687)	93,398	(336)	3,312,636
Beginning balance, shares at Dec. 31, 2021	290,460,047
Forfeiture of common stock	$ (21,501)	21,501
Forfeiture of common stock, shares	(215,008,035)
Net loss			(1,686,899)		20,820	(1,666,079)
Foreign currency translation adjustment				(84,132)	29	(84,103)
Ending balance, value at Dec. 31, 2022	$ 7,545	6,470,716	(4,945,586)	9,266	20,513	1,562,454
Ending balance, shares at Dec. 31, 2022	75,452,012
Net loss			(425,840)		(8,235)	(434,075)
Foreign currency translation adjustment				2,077	17	2,094
Ending balance, value at Mar. 31, 2023	$ 7,545	$ 6,470,716	$ (5,371,426)	$ 11,343	$ 12,295	$ 1,130,473
Ending balance, shares at Mar. 31, 2023	75,452,012